RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2019	2018
Cash compensation - Salaries, short-term incentives, and other benefits	$7.3	$8.6
Long-term incentives, including share-based payments	8.5	9.3
Termination and post-retirement benefits	10.2	—
Total compensation paid to key management personnel	$26.0	$17.9